Memorandum items - Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 119,760	£ 119,879
Contingent liabilities and commitments	124,995	126,883	£ 136,050
Less than 12 months
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	59,878
Contingent liabilities and commitments	62,027
More than 1 year but less than 3 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	21,054
Contingent liabilities and commitments	22,081
More than 3 years but less than 5 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	31,664
Contingent liabilities and commitments	32,043
Over 5 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	7,164
Contingent liabilities and commitments	8,844
Guarantees
Contingent liabilities and commitments
Estimated net exposure	2,757	3,952
Guarantees | Less than 12 months
Contingent liabilities and commitments
Estimated net exposure	1,015
Guarantees | More than 1 year but less than 3 years
Contingent liabilities and commitments
Estimated net exposure	427
Guarantees | More than 3 years but less than 5 years
Contingent liabilities and commitments
Estimated net exposure	218
Guarantees | Over 5 years
Contingent liabilities and commitments
Estimated net exposure	1,097
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	2,478	£ 3,052
Other contingent liabilities | Less than 12 months
Contingent liabilities and commitments
Estimated net exposure	1,134
Other contingent liabilities | More than 1 year but less than 3 years
Contingent liabilities and commitments
Estimated net exposure	600
Other contingent liabilities | More than 3 years but less than 5 years
Contingent liabilities and commitments
Estimated net exposure	161
Other contingent liabilities | Over 5 years
Contingent liabilities and commitments
Estimated net exposure	£ 583